Property and Equipment - Schedule of Total Depreciation and Amortization Expense of Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation	$ 542	$ 543	$ 537	$ 544	$ 1,083	$ 1,094	$ 1,625	$ 1,631
Amortization	109	109	157	225	219	451	328	608
Total depreciation and amortization expense	$ 651	$ 652	$ 694	$ 769	$ 1,302	$ 1,545	$ 1,953	$ 2,239